Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]
Temporary equity balance, Shares at Dec. 31, 2019		320,181,375
Temporary equity balance, Value at Dec. 31, 2019		$ 698,452
Beginning Balance at Dec. 31, 2019	$ (177,193)		$ 12	$ 4,945	$ (182,122)	$ (28)
Beginning Balance (In Shares) at Dec. 31, 2019			121,537,571
Net loss	(114,164)				(114,164)
Other Comprehensive Income (Loss)	$ 555					555
Issuance of redeemable convertible preferred stock, net of issuance costs, Shares		12,582,840
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 69,860
Issuance of common stock upon exercise of stock options, Shares	708,514		708,514
Issuance of common stock upon exercise of stock options	$ 129			129
Repurchase of common stock, Shares			(187,145)
Repurchase of common stock	(1)			(1)
Vesting of early exercised stock options	321			321
Stock-based compensation expense	$ 7,185			7,185
Temporary equity balance, Shares at Dec. 31, 2020	332,764,215	332,764,215
Temporary equity balance, Value at Dec. 31, 2020	$ 768,312	$ 768,312
Ending Balance (In Shares) at Dec. 31, 2020			122,058,940
Ending Balance at Dec. 31, 2020	(283,168)		$ 12	12,579	(296,286)	527
Net loss	(180,324)				(180,324)
Other Comprehensive Income (Loss)	$ (649)					(649)
Issuance of redeemable convertible preferred stock, net of issuance costs, Shares		11,601,210
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 77,619
Issuance of common stock upon exercise of stock options, Shares	2,435,543		2,435,543
Issuance of common stock upon exercise of stock options	$ 1,113			1,113
Issuance of common stock upon vesting of restricted stock units, Shares			26,634
Issuance of common stock upon exercise of SVB warrants, Shares			752,732
Issuance of redeemable convertible preferred stock upon exercise of In-Q-Tel warrants, Shares		68,629
Issuance of redeemable convertible preferred stock value upon exercise of In-Q-Tel warrants	691			691
Issuance of common stock upon conversion of Uber convertible notes, Shares			7,716,780
Issuance of common stock upon conversion of Uber convertible notes	77,399		$ 1	77,398
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization, Shares		(344,434,054)	344,434,054
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	845,931	$ (845,931)	$ 34	845,897
Issuance of common stock upon the reverse recapitalization, net of issuance costs,shares			127,333,290
Issuance of common stock upon the reverse recapitalization, net of issuance costs	823,180		$ 13	823,167
Repurchase of common stock, Shares			(138,291)
Vesting of early exercised stock options	568			568
Stock-based compensation expense	26,932			26,932
Other non-cash compensation expense	$ 5,086			5,086
Cancelation of common shares upon reorganization			(445,353)
Temporary equity balance, Shares at Dec. 31, 2021	0	0
Temporary equity balance, Value at Dec. 31, 2021	$ 0	$ 0
Ending Balance (In Shares) at Dec. 31, 2021			604,174,329
Ending Balance at Dec. 31, 2021	$ 1,316,759		$ 60	$ 1,793,431	$ (476,610)	$ (122)